ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Details of Subsidiaries and PRC Domestic Entities
Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Search Estate Holdings Limited (“Search Estate”)	July 21, 2014	BVI	100%	Investment holding

Next Milestone Holdings Limited (“Next Milestone”)	March 6, 2014	BVI	100%	Investment holding

Sou You Tian Xia Holdings (BVI) Limited (“Sou You Tian Xia (BVI)”)	August 31, 2011	BVI	100%	Investment holding

Best Scholar Holdings Limited (“Best Scholar”)	July 1, 2011	BVI	100%	Investment holding

China Property Holdings (BVI) Limited (“China Property (BVI)”)	April 26, 2011	BVI	100%	Investment holding

China Home Holdings (BVI) Limited (“China Home (BVI)”)	April 16, 2010	BVI	100%	Investment holding

Pendiary Investments Limited (“Pendiary”)	August 16, 2007	BVI	100%	Investment holding

Selovo Investments Limited (“Selovo”)	August 10, 2007	BVI	100%	Investment holding

Sou You Tian Xia Holdings Limited (“Sou You Tian Xia”)	August 31,2011	Cayman Islands	100%	Investment holding

China Property Holdings Limited (“China Property”)	April 26, 2011	Cayman Islands	100%	Investment holding

China Home Holdings Limited (“China Home”)	April 16, 2010	Cayman Islands	100%	Investment holding

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Walkinston PTE. Limited (“Walkinston”)	November 3, 2014	Singapore	100%	Investment holding

Wall Street Index Research Center LLC (“Wall Street”)	November 1, 2011	United States of America	100%	Investment holding

Best Scholar Holdings (Delaware) Limited (“Best Scholar (Delaware)”)	March 3, 2011	United States of America	100%	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	United States of America	100%	Investment holding

Sou You Tian Xia Holdings (HK) Limited (“Sou You Tian Xia (HK)”)	September 28, 2011	Hong Kong	100%	Investment holding

Hong Kong Property Network Limited (“HK Property”)	May 19, 2011	Hong Kong	100%	Investment holding

China Home Holdings (HK) Limited (“China Home (HK)”)	May 12, 2010	Hong Kong	100%	Investment holding

China Institute of Real Estate Agents Limited (“China Institute of Real Estate Agents”)	May 12, 2010	Hong Kong	100%	Investment holding

Bravo Work Investments Limited (“Bravo Work”)	October 29, 2007	Hong Kong	100%	Investment holding

China Index Academy Limited (“China Index Academy”)	October 26, 2007	Hong Kong	100%	Investment holding

SouFun International Limited (“SouFun International”)	August 7, 2000	Hong Kong	100%	Investment holding

Shanghai Jia Tian Xia Financing Guarantee Co., Ltd (“Shanghai Jia Tian Xia Financing Guarantee”)*	January 22, 2015	PRC	100%	Provision of financing guarantee services

Shanghai SouFun Microfinance Co.,Ltd.(“Shanghai SouFun Microfinance”)*	January 19, 2015	PRC	70%	Provision of Microfinance services

Tianjin Jia Tian Xia Commercial Factoring Co., Ltd.(“Tianjian Jia Tian Xia Commercial Factoring”)	December 22, 2014	PRC	100%	Provision of commercial factoring services

Chongqing Tian Xia Dai Microfinance Co., Ltd (“Chongqing Tian Xia Dai Microfinance”)	December 11, 2014	PRC	100%	Provision of microfinance services

Tianjin Jia Tian Xia Microfinance Co. ,Ltd. (“Tianjin Jia Tian Xia Microfinance”)	December 5, 2014	PRC	100%	Provision of microfinance services

Beijing Fang Tian Xia Decorative Engineering Co., Ltd.(“Beijing Fang Tian Xia Decorative Engineering”)	October 15, 2014	PRC	100%	Provision of home decorservices

Beihai Tian Xia Dai Microfinance Co., Ltd.(“Beihai Tian Xia Dai Microfinance”)	September 12, 2014	PRC	100%	Provision of microfinance services

*
In accordance with PRC regulations on establishing financing companies, the initial transfer of share capital must be completed prior to the registration with PRC authorities. The initial transfer of share capital was completed during the year ended December 31, 2014. The subsequent registration procedures were approved in January 2015.

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Beihai Tian Xia Dai Financing Guarantee Co., Ltd.(“Beihai Tian Xia Dai Financing Guarantee”)	August 29, 2014	PRC	100%	Provision of finance guarantee services

Jia Tian Xia Network Technology Co., Ltd. (“Jia Tian Xia Network Technology”)	April 15, 2014	PRC	100%	Provision of technology and information consultancy services

Beijing Hong An Jia Ye Network Technology Co., Ltd. (“Hong An Jia Ye Network”)	December 20, 2013	PRC	100%	Provision of technology and information consultancy services

Hangzhou SouFun Network Technology Co., Ltd. (“Hangzhou SouFun Network”)	August 27, 2013	PRC	100%	Provision of technology and information consultancy services

Shanghai BaoAn Enterprise Co., Ltd. (“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	75%*	Lease, resale and management of property

Shanghai BaoAn Hotel Co., Ltd. (“Shanghai BaoAn Hotel”)	March 31, 2013	PRC	75%**	Operation and management of hotel, restaurant and other catering business

Beijing Li Man Wan Jia Network Technology Co., Ltd. (“Beijing Li Man Wan Jia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Si Kai Property Co., Ltd. (Beijing Si Kai Property)(formerly known as “Beijing Sou You Tian Xia”)	May 24, 2012	PRC	100%	Provision of technology and information consultancy services

Tianjin SouFun Network Technology Co., Ltd. (“Tianjin SouFun Network”)	March 1, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd. (“Zhongzhi XunBo”)	January 6, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Shang Li Nian Network Technology Co., Ltd. (“Beijing Jia Shang”)	June 9, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. (“Beijing TuoShi”)	March1,2011	PRC	100%	Provision of technology and information consultancy services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. (“Beijing Hong An”)	January 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd. (“Beijing Zhongzhi”)	June 5, 2007	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	100%	Provision of technology and information consultancy services

SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

**	Shanghai China Index owns the remaining 25% equity interest.

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Shanghai SouFun Information Co., Ltd. (“SouFun Shanghai”)	May 31, 2000	PRC	100%	Provision of technology and information consultancy services

Shenzhen Qian Hai Fang Guan Jia Co., Ltd. (“Shenzhen Qian Hai Fang Guan Jia”)	October 22, 2014	PRC	Nil	Provision of property management consultancy services

Guangxi Beibuwan Financial Information Consulting Co., Ltd. (“Guangxi Beibuwan Financial Information Consulting”)	July 2, 2014	PRC	Nil	Provision of finance information consultancy services

Shanghai Shiji Jia Tian Xia Financial Information service Co., Ltd. (“Shanghai Jia Tian Xia Financial Information”)	April 28, 2014	PRC	Nil	Provision of finance information services

Beijing Tianxia Dai Information service Co., Ltd. (“Tianxia Dai Information”)	April 9, 2014	PRC	Nil	Provision of finance information services

Hanzhou Ji Ju Real Estate Broking Co., Ltd. (“Hanzhou Ji Ju”)	December 23, 2013	PRC	Nil	Provision of real estate agency services and real estate information services

Wuhan SouFun Yi Ran Ju Ke Real Estate Broking Co., Ltd. (“Wuhan Yi Ran Ju Ke”)	December 13, 2013	PRC	Nil	Provision of real estate agency services and real estate information services

Shanghai BaoAn Property Management Co., Ltd. (“Shanghai BaoAn Property”)	March 31, 2013	PRC	Nil	Property Management

Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze Wan Jia”)	December 1, 2012	PRC	Nil	Provision of marketing services and listing services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)***	July 25, 2012	PRC	Nil	Provision of technology and information consultancy services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing Yi Ran Ju Ke”)	September 10, 2011	PRC	Nil	Provision of marketing services, rental services and real estate agency services

Beijing Li Tian Rong Ze Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 10, 2009	PRC	Nil	Provision of marketing services and listing services

Tianjin Jia Tian Xia Advertising Co., Ltd. (“Tianjin JTX Advertising”)	November 22, 2007	PRC	Nil	Provision of marketing services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Nil	Provision of marketing services and listing services

***
Beijing Hua Ju Tian Xia was originally established as a WOFE by the Company in July 2012. In December 2014, the Company transferred its equity interest in Beijing Hua Ju Tian Xia to Vincent Tianquan Mo, executive chairman of the board of directors and chief executive officer, and simultaneously entered into a series of Contractual Agreements, as defined in Note 1, to obtain control over Beijing Hua Ju Tian Xia.

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Shanghai SouFun Advertising Co., Ltd. (“Shanghai Advertising”)	December 12, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai China Index Consultancy Co., Ltd. (“Shanghai China Index”)	December 12, 2006	PRC	Nil	Provision of other value-added services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. (“Shanghai JBT Real Estate Broking”)	July 7, 2005	PRC	Nil	Provision of real estate agency services, marketing services and listing services

Beijing China Index Information Co., Ltd. (“Beijing China Index”)	November 8, 2004	PRC	Nil	Provision of other value-added services

Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Nil	Provision of marketing services and listing services

Beijing Jia Tian Xia Advertising Co., Ltd. (“Beijing Advertising”)	September 1, 2000	PRC	Nil	Provision of marketing services, listing services and e-commerce services

Carrying Amount of Assets and Liabilities

	As of December 31,
	2013	2014
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	135,814	28,856
Restricted cash, current	255,917	97,988
Short-term investments	10,138	22,774
Accounts receivable (net of allowance of US$3,595 and US$4,719 as of December 31, 2013 and 2014, respectively)	13,177	11,847
Commitment deposits	-	47,312
Prepayments and other current assets	21,549	20,553
Deferred tax assets, current	565	1,462

Total current assets	437,160	230,792

Non-current assets:
Property and equipment, net	16,068	18,166
Long-term investments	34,251	120,819
Restricted cash, non-current	224,039	109,495
Deferred tax assets, non-current	11	271
Prepayment for business acquisition	-	9,806
Other non-current assets	10,466	7,814

Total non-current assets	284,835	266,371

Total assets	721,995	497,163

	As of December 31,
	2013	2014
	US$	US$
Current liabilities:
Deferred revenue	28,284	30,671
Accrued expenses and other liabilities	57,380	64,846
Customer's refundable fees	10,418	17,637
Income tax payable	95	6,742
Intercompany payable to the WOFEs	409,983	137,168

Total current liabilities	506,160	257,064

Non-current liabilities:
Other non-current liabilities	7	4

Total non-current liabilities	7	4

Total liabilities	506,167	257,068

Net assets	215,828	240,095

Result of Operations
	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Total revenues	157,859	93,715	107,950
Net income	58,898	10,131	25,464

Summary of Cash Flow Activities
	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Net cash generated from (used in) operating activities	109,216	211,049	113,176
Net cash (used in) generated from investing activities	(32,406)	14,427	(113,148)
Net cash (used in) generated from financing activities	(71,151)	(117,616)	(106,688)